UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of Registrant as specified in charter)
                                    ________

                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2011

                    DATE OF REPORTING PERIOD: JUNE 30, 2011

ITEM  1.    REPORTS  TO  STOCKHOLDERS.



                        THE ADVISORS' INNER CIRCLE FUND


                                   USFS FUNDS
                      MANAGED BY PENNANT MANAGEMENT, INC.
                    --------------------------------------
                         A WHOLLY OWNED USFS SUBSIDARY


                  USFS FUNDS LIMITED DURATION GOVERNMENT FUND
                   USFS FUNDS TACTICAL ASSET ALLOCATION FUND










SEMI-ANNUAL REPORT                                                JUNE 30, 2011















                                                      INVESTMENT ADVISER:
                                                      PENNANT MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011


--------------------------------------------------------------------------------
                             TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedules of Investments ..............................................    1
Statements of Assets and Liabilities ..................................    8
Statements of Operations ..............................................    9
Statements of Changes in Net Assets ...................................   10
Financial Highlights ..................................................   12
Notes to Financial Statements .........................................   14
Disclosure of Fund Expenses ...........................................   26







The Funds file their complete schedules of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent period ended June 30, is available (i) without charge, upon request, by calling 1-877-299-USFS (8737); and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2011
                                                                (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]

24.4% U.S. Treasury Obligations
24.0% U.S. Government Agency Obligations
23.9% Small Business Administration
14.4% Short-Term Investment
13.3% U.S. Government Agency Mortgage-Backed Obligations

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS -- 24.5%
--------------------------------------------------------------------------------

DESCRIPTION                                      FACE AMOUNT             VALUE
--------------------------------------------------------------------------------
U.S. Treasury Note
   1.000%, 07/15/13                              $ 1,000,000         $ 1,010,630
   0.750%, 06/15/14                                8,000,000           7,990,624
   0.625%, 04/30/13                                3,000,000           3,010,770
   0.375%, 06/30/13                                3,000,000           2,995,080
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost$15,017,360)                                                  15,007,104
                                                                     -----------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.1%
--------------------------------------------------------------------------------

Federal Home Loan Bank (FHLB)
   3.250%, 07/22/15 (A) .........................    500,000             493,887
   3.000%, 08/26/15 (A) .........................    500,000             487,334
   1.000%, 07/28/11 (A) .........................    500,000             500,492
   1.000%, 09/30/11 (A) .........................  1,000,000           1,002,884
Federal Home Loan Mortgage Corp. (FHLMC)
   1.000%, 05/26/12 (A) .........................  1,000,000           1,000,319
   0.500%, 08/25/11 (A) .........................  3,000,000           3,000,735
Federal National Mortgage Association (FNMA)
   3.000%, 08/06/12 (A) .........................  1,000,000           1,005,275
   3.000%, 06/30/15 .............................  2,450,000           2,483,634
   2.000%, 08/25/12 (A) .........................    500,000             496,103
   1.500%, 09/28/12 (A) .........................  1,000,000           1,001,310
   1.500%, 08/26/14 .............................  2,000,000           2,003,914


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2011
                                                               (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- continued
--------------------------------------------------------------------------------

DESCRIPTION                                      FACE AMOUNT             VALUE
--------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- continued
   1.250%, 09/17/11 (A) ......................... $  550,000         $   551,322
   0.850%, 05/18/12 (A) .........................    735,000             736,456
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $14,770,791) ...........................                     14,763,665
                                                                     -----------

--------------------------------------------------------------------------------
 SMALL BUSINESS ADMINISTRATION (SBA) -- 24.0%
--------------------------------------------------------------------------------
SBA
   7.125%, 06/25/24 .............................     52,642              56,839
   7.100%, 02/01/17 .............................     13,507              14,800
   5.250%, 06/25/14 (B) .........................      2,130               2,210
   4.265%, 05/25/14 (B) .........................     95,742              97,203
   3.875%, 02/25/25 (B) .........................     31,543              33,945
   3.625%, 07/25/16 (B) .........................     22,950              23,496
   3.625%, 10/25/24 (B) .........................     16,827              18,109
   3.625%, 10/25/25 (B) .........................     25,901              27,658
   3.375%, 09/25/25 (B) .........................     26,145              27,200
   3.125%, 07/25/21 (B) .........................      4,037               4,159
   3.125%, 06/25/25 (B) .........................     13,063              13,830
   2.575%, 11/25/14 (B) .........................    475,904             484,868
   2.000%, 06/25/31 (B) .........................  1,083,687           1,122,546
   1.750%, 03/25/31 (B) .........................  1,067,253           1,101,421
   1.625%, 04/25/16 (B) .........................      9,192               9,153
   1.625%, 10/25/18 (B) .........................     76,933              76,859
   1.400%, 09/25/32 (B) .........................    819,346             838,129
   1.375%, 07/25/17 (B) .........................     28,474              28,769
   1.375%, 09/25/17 (B) .........................      4,315               4,361
   1.250%, 10/25/13 (B) .........................    430,967             431,587
   1.250%, 01/25/14 (B) .........................      1,353               1,356
   1.250%, 03/25/17 (B) .........................      8,577               8,645
   1.250%, 11/25/17 (B) .........................    170,439             171,922
   1.250%, 12/25/17 (B) .........................    178,683             180,254
   1.250%, 02/25/18 (B) .........................    493,145             498,569
   1.250%, 04/25/18 (B) .........................    107,966             108,955
   1.250%, 05/25/18 (B) .........................    112,708             113,751
   1.250%, 06/25/19 (B) .........................     65,397              66,016



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2011
                                                                (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION (SBA) -- continued
--------------------------------------------------------------------------------

DESCRIPTION                                      FACE AMOUNT             VALUE
--------------------------------------------------------------------------------
SBA -- continued
   1.250%, 07/25/25 (B) ......................... $  909,029          $  911,810
   1.125%, 03/25/13 (B) .........................     22,988              22,986
   1.000%, 08/25/18 (B) .........................    278,650             279,855
   1.000%, 09/25/21 (B) .........................    366,789             369,102
   1.000%, 11/25/24 (B) .........................    323,174             325,625
   1.000%, 10/25/31 (B) .........................    957,270             968,134
   0.950%, 01/25/19 (B) .........................     27,571              27,685
   0.875%, 10/25/21 (B) .........................    146,704             147,443
   0.875%, 01/25/25 (B) .........................    245,137             246,742
   0.800%, 05/25/18 (B) .........................  1,038,981           1,040,208
   0.750%, 11/25/20 (B) .........................    586,096             586,738
   0.740%, 03/25/25 (B) .........................    389,511             390,380
   0.720%, 04/25/28 (B) .........................    624,813             625,952
   0.700%, 02/25/30 (B) .........................    397,834             398,312
   0.625%, 01/25/27 (B) .........................    706,496             705,435
   0.625%, 03/25/30 (B) .........................    346,118             345,585
   0.600%, 09/25/30 (B) .........................    628,060             626,509
   0.570%, 09/25/31 (B) .........................    565,220             563,172
   0.570%, 11/25/31 (B) .........................    536,392             534,445
                                                                      ----------
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
   (Cost $14,561,761) ...........................                     14,682,728
                                                                      ----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE -- BACKED OBLIGATIONS -- 13.4%
--------------------------------------------------------------------------------
Federal Home Loan Bank (FHLB)
   4.770%, 09/20/12 .............................    993,368           1,033,750
   4.720%, 09/20/12 .............................  1,098,735           1,144,039
Federal Home Loan Mortgage Corp. (FHLMC)
   5.250%, 05/15/17 .............................    575,776             607,453
   4.000%, 04/01/14 .............................     64,091              65,825
   4.000%, 05/01/14 .............................    602,228             627,678
   4.000%, 10/15/16 .............................    164,839             167,217




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
                                                                JUNE 30, 2011
                                                                Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY MORTGAGE -- BACKED OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                 FACE AMOUNT
DESCRIPTION                                        /SHARES               VALUE
--------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA)
   5.500%, 12/25/14 ............................. $  749,045         $   790,899
   4.500%, 05/01/14 .............................    314,775             324,468
   4.500%, 09/25/20 .............................    158,435             162,165
   0.773%, 03/25/27 (B) .........................  1,092,558           1,065,609
Government National Mortgage Association (GNMA)
   4.500%, 08/20/19 .............................    267,502             288,541
   4.000%, 12/15/18 .............................    189,570             202,021
National Credit Union Administration (NCUA)
   1.840%, 10/07/20 .............................    739,275             747,474
   1.600%, 10/29/20 .............................    950,197             948,277
                                                                       ---------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS
   (Cost $7,998,249)                                                   8,175,416
                                                                       ---------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 14.5%
--------------------------------------------------------------------------------
SEI Daily Income Trust Government Fund, Cl A, 0.050% (C)
   (Cost $8,837,303)                               8,837,303           8,837,303
                                                                    ------------
TOTAL INVESTMENTS -- 100.5%
   (Cost $61,185,464)                                               $ 61,466,216
                                                                    ============

Percentages are based on Net Assets of $61,173,652.

(A) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2011.
    The coupon on a step bond changes on a specified date.
(B) Variable rate security - Rate disclosed is the rate in effect on June 30, 2011.
(C) The rate reported is the 7-day effective yield as of June 30, 2011.

Cl -- Class


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2011
                                                                (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS +
--------------------------------------------------------------------------------

                              [BAR GRAPH OMITTED]

53.7% Exchange Traded Funds
11.2% Utilities
 7.1% Consumer Staples
 5.2% Short-Term Investment
 4.5% Industrials
 4.3% Information Technology
 3.6% Telecommunication Services
 3.0% Financials
 3.0% Energy
 2.2% Consumer Discretionary
 2.2% Health Care
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 52.8%
--------------------------------------------------------------------------------

Description                                        Shares                Value
--------------------------------------------------------------------------------
Powershares DB US Dollar ........................      2,500          $   53,075
SPDR S&P Dividend ...............................     53,519           2,893,237
SPDR Trust Series 1 (A) .........................     38,540           5,086,124
Technology Select Sector SPDR ...................      4,795             123,232
The Energy Select Sector SPDR ...................     11,515             867,655
Ultra Midcap 400 Proshares ......................      9,560             700,174
Ultra Pro S&P 500 Proshares .....................     21,822           1,710,190
Ultra Short Lehman 20+ Year Proshares ...........      3,624             125,064
Vanguard MSCI Emerging Markets ..................     36,443           1,771,859
                                                                      ----------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $11,713,806) ...........................                     13,330,610
                                                                      ----------

--------------------------------------------------------------------------------
COMMON STOCK -- 40.4%
--------------------------------------------------------------------------------

Consumer Discretionary -- 2.2%
Home Depot                                            15,000             543,300
                                                                       ---------
Consumer Staples -- 7.0%
Altria Group                                           9,560             252,480
Coca-Cola                                              8,700             585,423
Kimberly-Clark (A)                                     7,600             505,856
Reynolds American                                     11,550             427,927
                                                                       ---------
                                                                       1,771,686
                                                                       ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2011
                                                                 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

DESCRIPTION                                         SHARES               VALUE
--------------------------------------------------------------------------------
Energy -- 2.9%
El Paso Pipeline Partners .......................     11,050         $   383,987
Energy Transfer Partners ........................      7,280             355,774
                                                                     -----------
                                                                         739,761
                                                                     -----------
Financials -- 3.0%
HCP .............................................      9,980             366,166
Health Care REIT ................................      7,215             378,283
                                                                     -----------
                                                                         744,449
                                                                     -----------
Health Care -- 2.1%
Bristol-Myers Squibb ............................     18,500             535,760
                                                                     -----------
Industrials -- 4.4%
3M ..............................................      5,900             559,615
General Dynamics ................................      7,400             551,448
                                                                     -----------
                                                                       1,111,063
                                                                     -----------
Information Technology -- 4.2%
Automatic Data Processing .......................     11,000             579,480
Microsoft .......................................     18,500             481,000
                                                                     -----------
                                                                       1,060,480
                                                                     -----------
Telecommunication Services -- 3.6%
CenturyLink .....................................      4,600             185,978
Frontier Communications .........................     41,920             338,294
Windstream ......................................     29,300             379,728
                                                                     -----------
                                                                         904,000
                                                                     -----------
Utilities -- 11.0%
Duke Energy .....................................     19,790             372,646
Pinnacle West Capital ...........................      8,650             385,617
Portland General Electric .......................     17,470             441,642
Progress Energy .................................      8,010             384,560



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
                                                                 JUNE 30, 2011
                                                                 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                   SHARES/
DESCRIPTION                                       CONTRACTS              VALUE
--------------------------------------------------------------------------------

Utilities -- continued
Southern ........................................      9,420         $   380,380
UIL Holdings ....................................     12,850             415,697
Westar Energy ...................................     14,620             393,424
                                                                     -----------
                                                                       2,773,966
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $9,158,951) ............................                     10,184,465
                                                                     -----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 5.1%
--------------------------------------------------------------------------------
SEI Daily Income Trust Government Fund, Cl A, 0.050% (B)
   (Cost $1,299,951)                               1,299,951           1,299,951
..................................................                    -----------
TOTAL INVESTMENTS -- 98.3%
   (Cost $22,172,708) ...........................                   $ 24,815,026
                                                                    ------------

--------------------------------------------------------------------------------
WRITTEN OPTIONS (C) -- (0.2%)
--------------------------------------------------------------------------------
Kimberly Clark Call Option, Expires 07/16/11,
  Strike Price $67.50 ...........................       (40)             (1,200)
SPDR Trust Series 1 ETF Call Option, Expires
08/20/11,
  Strike Price $133.00 ..........................      (100)            (23,100)
SPDR Trust Series 1 ETF Call Option, Expires
08/20/11,
  Strike Price $134.00 ..........................      (100)            (18,300)
                                                                    ------------
TOTAL WRITTEN OPTIONS
   (Premiums Received $34,270)                                      $   (42,600)
                                                                    ------------

Percentages are based on Net Assets of $ 25,232,219.
(A) Underlying security for a written call option.
(B) The rate reported is the 7-day effective yield as of June 30, 2011.
(C) Non-income producing security.
Cl -- Class
ETF -- Exchange Traded Fund
MSCI -- Morgan Stanley Capital International
REIT -- Real Estate Investment Trust
S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                USFS FUNDS
                                                               JUNE 30, 2011
                                                               (UNAUDITED)

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                     USFS FUNDS            USFS FUNDS
                                                  LIMITED DURATION       TACTICAL ASSET
                                                   GOVERNMENT FUND       ALLOCATION FUND
                                                  ----------------       ---------------
ASSETS:
  Investments at Value (Cost $61,185,464 and
     $22,172,708, respectively) ................    $61,466,216             $24,815,026
  Receivable for Investment Securities Sold ....      1,091,751                 491,226
  Receivable for Capital Shares Sold ...........        565,160                  33,000
  Receivable for Dividends and Interest ........        116,632                  79,153
  Receivable due from Investment Adviser .......          9,121                       -
  Prepaid Expenses .............................          3,428                   1,986
                                                    -----------             -----------
     TOTAL ASSETS ..............................     63,252,308              25,420,391
                                                    -----------             -----------
LIABILITIES:
  Payable for Investment Securities Purchased ..      1,986,172                 103,995
  Written Options, at value (Premiums received
     N/A and $34,270, respectively)  ...........             --                  42,600
  Payable due to Investment Advisor ............         20,228                  15,054
  Payable due to Administrator .................         10,516                   4,279
  Chief Compliance Officer Fees Payable ........          4,451                   1,934
  Payable due to Trustees ......................            606                     248
  Payable for Capital Shares Redeemed ..........         19,950                   2,500
  Other Accrued Expenses .......................         36,733                  17,562
                                                    -----------             -----------
    TOTAL LIABILITIES ..........................      2,078,656                 188,172
                                                    -----------             -----------
NET ASSETS .....................................    $61,173,652             $25,232,219
                                                    ===========             ===========
NET ASSETS CONSIST OF:
  Paid-in Capital ..............................    $61,011,470             $21,725,242
  Undistributed (Distribution in excess of)
     Net Investment Income .....................         (5,438)                 10,179
  Accumulated Net Realized Gain (Loss) on
     Investments and Written Options ...........       (113,132)                862,810
  Net Realized Appreciation on Investments and
     Written Options ...........................        280,752               2,633,988

                                                    -----------             -----------
NET ASSETS .....................................    $61,173,652             $25,232,219
                                                    ===========             ===========
INSTITUTIONAL SHARES:
  Outstanding Shares of Beneficial Interest
     (Unlimited authorization -- no par value) .      5,080,697               2,171,971
                                                    ===========             ===========
Net Asset Value, Offering and Redemption
  Price Per Share ..............................         $12.04                  $11.62
                                                         ======                  ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                USFS FUNDS
                                                               FOR THE SIX MONTH
                                                               PERIOD ENDED
                                                               JUNE 30, 2011
                                                               (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                      USFS FUNDS              USFS FUNDS
                                                   LIMITED DURATION         TACTICAL ASSET
                                                   GOVERNMENT FUND          ALLOCATION FUND
                                                   ----------------         ---------------
INVESTMENT INCOME
  Interest Income ...............................      $340,542             $        --
  Dividend Income ...............................         2,688                 335,994
                                                       --------             -----------
       TOTAL INVESTMENT INCOME ..................       343,230                 335,994
                                                       --------             -----------
EXPENSES:
  Investment Advisory Fees ......................       118,268                  92,954
  Administration Fees ...........................        62,428                  26,832
  Trustees' Fees ................................         5,649                   2,450
  Chief Compliance Officer Fees .................         4,237                   1,810
  Professional Fees .............................        31,884                  13,841
  Transfer Agent Fees ...........................        24,941                  18,700
  Printing Fees .................................         7,669                   3,293
  Registration and Filing Fees ..................         3,243                   1,179
  Custodian Fees ................................         2,480                   2,480
  Insurance and Other Fees ......................        14,137                   3,598
                                                       --------             -----------
  TOTAL EXPENSES ................................       274,936                 167,137
                                                       --------             -----------
Less:
   Waiver of Investment Advisory Fees ...........       (58,590)                     --
   Fees Paid Indirectly(1) ......................            (4)                     (4)
                                                       --------             -----------
NET EXPENSES ....................................       216,342                 167,133
                                                       --------             -----------
      NET INVESTMENT INCOME .....................       126,888                 168,861
                                                       --------             -----------
NET REALIZED GAIN ON INVESTMENTS AND
  WRITTEN OPTIONS ...............................         7,242               1,182,897
NET CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS AND WRITTEN OPTIONS ............       101,829                 179,876
                                                       --------             -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND WRITTEN OPTIONS ............       109,071               1,362,773
                                                       --------             -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .....................      $235,959             $ 1,531,634
                                                       ========             ===========

(1) See Note 5 in Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    SIX MONTH
                                                  PERIOD ENDED            YEAR ENDED
                                                  JUNE 30, 2011           DECEMBER 31,
                                                   (UNAUDITED)                2010
                                                  -------------           -----------
OPERATIONS:
  Net Investment Income ........................    $   126,888           $   610,728
  Net Realized Gain on Investments .............          7,242               505,785
  Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............        101,829              (156,719)
                                                    -----------           -----------
  NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................        235,959               959,794
                                                    -----------           -----------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ........................       (132,326)             (628,515)
  Net Realized Gain ............................             --              (642,141)
                                                    -----------           -----------
     Total Dividends and Distributions .........       (132,326)           (1,270,656)
                                                    -----------           -----------
CAPITAL SHARE TRANSACTIONS:
  Issued .......................................     11,714,247            38,827,235
  Reinvestment of Distributions ................         28,201               265,155
  Redeemed .....................................     (6,067,566)          (28,601,431)
                                                    -----------           -----------
  NET INCREASE IN NET ASSETS DERIVED
     FROM CAPITAL SHARE TRANSACTIONS ...........      5,674,882            10,490,959
                                                    -----------           -----------
  TOTAL INCREASE IN NET ASSETS .................      5,778,515            10,180,097
                                                    -----------           -----------
NET ASSETS:
  Beginning of Period ..........................     55,395,137            45,215,040
                                                    -----------           -----------
  End of Period ................................    $61,173,652           $55,395,137
                                                    ===========           ===========
  Distributions in excess of Net Investment
     Income ....................................    $    (5,438)           $       --
                                                    ===========           ===========
SHARE TRANSACTIONS:
  Issued .......................................        974,313             3,187,046
  Reinvestment of Distributions ................          2,345                21,936
  Redeemed .....................................       (504,469)           (2,346,557)
                                                    -----------           -----------
  TOTAL INCREASE IN SHARES OUTSTANDING
     FROM CAPITAL SHARE TRANSACTIONS ...........        472,189               862,425
                                                    ===========           ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   SIX MONTH
                                                  PERIOD ENDED             YEAR ENDED
                                                  JUNE 30, 2011           DECEMBER 31,
                                                   (UNAUDITED)                2010
                                                  -------------            -----------
OPERATIONS:
  Net Investment Income ........................   $    168,861          $   161,899
  Net Realized Gain on Investments and
     Written Options ...........................      1,182,897              836,102
  Net Change in Unrealized Appreciation
     on Investments and Written Options ........        179,876            2,141,081
                                                    -----------          -----------
  NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................      1,531,634            3,139,082
                                                    -----------          -----------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ........................       (168,203)            (160,785)
  Net Realized Gain.............................       (552,613)            (640,899)
                                                    -----------          -----------
     Total Dividends and Distributions .........       (720,816)            (801,684)
                                                    -----------          -----------
CAPITAL SHARE TRANSACTIONS:
  Issued .......................................      2,296,270            2,974,565
  Reinvestment of Distributions ................         56,306               46,075
  Redeemed .....................................     (2,433,987)          (4,010,991)
                                                    -----------          -----------
  NET DECREASE IN NET ASSETS DERIVED
     FROM CAPITAL SHARE TRANSACTIONS ...........        (81,411)            (990,351)
                                                    -----------          -----------
  TOTAL INCREASE IN NET ASSETS .................        729,407            1,347,047
                                                    -----------          -----------
NET ASSETS:
  Beginning of Period ..........................     24,502,812           23,155,765
                                                    -----------          -----------
  End of Period ................................    $25,232,219          $24,502,812
                                                    ===========          ===========
  Undistributed Net Investment Income ..........    $    10,179          $     9,521
                                                    ===========          ===========
SHARE TRANSACTIONS:
  Issued .......................................        198,267              284,497
  Reinvestment of Distributions ................          4,914                4,193
  Redeemed .....................................       (209,427)            (382,083)
                                                    -----------          -----------
  TOTAL DECREASE IN SHARES OUTSTANDING
     FROM CAPITAL SHARE TRANSACTIONS ...........         (6,246)             (93,393)
                                                    ===========          ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 USFS FUNDS
                                                                LIMITED DURATION
                                                                GOVERNMENT FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SELECTED PER SHARE DATA AND RATIOS
                                                      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     SIX MONTH
                                    PERIOD ENDED              FOR THE YEARS ENDED DECEMBER 31
                                   JUNE 30, 2011    -----------------------------------------------------
                                    (UNAUDITED)      2010        2009       2008       2007       2006
                                   -------------    -------     -------    -------    -------     -------
                                                       C>
NET ASSET VALUE,
   BEGINNING OF PERIOD ...........    $ 12.02       $ 12.07     $ 12.16     $ 12.12    $ 11.92    $ 11.87
                                      -------       -------     -------    -------    -------     -------
Income from Investment Operations:
Net Investment Income(1) .........       0.03          0.14        0.28       0.42       0.53        0.43
Net Realized and
   Unrealized Gain (Loss) ........       0.02          0.09       (0.02)      0.08       0.19        0.08
                                      -------       -------     -------    -------    -------     -------
Total from Investment
   Operations ....................       0.05          0.23        0.26       0.50       0.72        0.51
                                      -------       -------     -------    -------    -------     -------
Dividends and Distributions:
Net Investment Income ............      (0.03)        (0.14)      (0.27)     (0.42)     (0.52)     ( 0.46)
Net Realized Gains ...............         --         (0.14)      (0.08)     (0.04)        --          --
                                      -------       -------     -------    -------    -------     -------
Total Dividends and Distributions.      (0.03)        (0.28)      (0.35)     (0.46)     (0.52)      (0.46)
                                      -------       -------     -------    -------    -------     -------
NET ASSET VALUE, END OF PERIOD ...    $ 12.04       $ 12.02     $ 12.07    $ 12.16    $ 12.12     $ 11.92
                                      =======       =======     =======    =======    =======     =======
TOTAL RETURN+ .....................      0.39          1.92%+      2.20%(2)   4.22%      6.22%       4.36%
                                      =======       =======     =======    =======    =======     =======
Net Assets, End of Period
   (Thousands) ...................    $61,174       $55,395     $45,215    $55,110    $63,172     $54,721
Ratio of Expenses to
   Average Net Assets ............       0.75%*        0.75%       0.73%      0.65%      0.53%       0.65%
Ratio of Expenses to
   Average Net Assets
   (Excluding waivers) ...........       0.95%*        0.99%       0.73%      0.65%      0.53%       0.65%
Ratio of Net Investment Income
   to Average Net Assets .........       0.44%*        1.14%       2.30%      3.46%      4.40%       3.60%
Portfolio Turnover Rate ..........        363%**        647%        165%        54%       104%         41%

+        Total return is for the period indicated and has not been annualized.
         Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*        Annualized
**       Not Annualized
(1)      Per share amounts are based upon average shares outstanding.
(2) Total return would have been lower had the Adviser not waived a portion of its fees during the period.
(3) On November 30, 2009, shareholders of the Accessor Limited Duration U.S. Government Fund (the "Predecessor Fund") approved a tax-free reorganization under which all assets and liabilities of the Predecessor Fund were transferred to The Advisors' Inner Circle Fund USFS Funds Limited Duration Government Fund at the close of business on December 11, 2009.
         Amounts designated as "--"  are either $0  or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                  USFS FUNDS
                                                                 TACTICAL ASSET
                                                                 ALLOCATION FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SELECTED PER SHARE DATA AND RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                SIX MONTH                   FOR THE
                                               PERIOD ENDED               YEARS ENDED
                                              JUNE 30, 2011                DECEMBER 31,
                                               (UNAUDITED)          ---------------------------
                                                                         2010         2009((2)
                                              -------------         ------------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD .......    $  11.25             $  10.19        $  10.00
                                                --------             --------        --------
Income from Investment Operations:
Net Investment Income(1) ...................        0.08                 0.07            0.03
Net Realized and Unrealized Gain ...........        0.63                 1.35            0.19
                                                --------             --------        --------
Total from Investment Operations ...........        0.71                 1.42            0.22
                                                --------             --------        --------
Dividends and Distributions:
Net Investment Income ......................       (0.08)               (0.07)          (0.03)
Net Realized Gains .........................       (0.26)               (0.29)             --
                                                --------             --------        --------
Total Dividends and Distributions ..........       (0.34)               (0.36)          (0.03)
                                                --------             --------        --------
NET ASSET VALUE, END OF PERIOD .............    $  11.62             $  11.25        $  10.19
                                                ========             ========        ========
TOTAL RETURN+   ............................        6.31%               14.07%           2.15%
                                                ========             ========        ========
Net Assets, End of Period (Thousands) ......    $ 25,232             $ 24,503        $ 23,156
Ratio of Expenses to Average Net Assets ....        1.35%*               1.39%           2.45%*
Ratio of Net Investment Income to Average
 Net Assets ................................        1.36%*               0.69%           3.13%*
Portfolio Turnover Rate ....................          45%**               175%             25%**

+        Total return is for the period indicated and has not been annualized.
         Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*        Annualized
**       Not annualized
(1)      Per share amounts are based upon average shares outstanding.
(2)      Fund commenced operations on November 30, 2009.
         Amounts designated as "--"  are either $0  or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-eight funds. The financial statements herein are those of the USFS Funds Limited Duration Government Fund, a diversified fund and the USFS Funds Tactical Asset Allocation Fund, a non-diversified fund (the "Funds"). The financial statements of the remaining funds are presented separately. The USFS Funds Limited Duration Government Fund seeks a high level of current income consistent with the preservation of capital. The USFS Funds Tactical Asset Allocation Fund seeks to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market. The Funds may change their investment objective without shareholder approval upon 60 days' notice to shareholders. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

On November 30, 2009, the shareholders of the Accessor Limited Duration U.S. Government Fund (the "Predecessor Fund") voted to approve a tax-free reorganization (the "Reorganization") of the Predecessor Fund through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund USFS Funds Limited Duration Government Fund. The Reorganization took place on December 11, 2009. At the close of business on December 11, 2009, each shareholder of the Predecessor Fund received shares of the USFS Funds Limited Duration Government Fund's Institutional Class having a total dollar value equal to the total dollar value of the shares such shareholder held in the Predecessor Fund immediately prior to the Reorganization. As of December 11, 2009, the net assets and shares outstanding of the Predecessor Fund were $39,972,403 and 3,291,088, respectively.

The Funds are registered to offer Institutional Shares.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2011, there were no securities valued in accordance with Fair Value Procedures.

In accordance with GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

         Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

         Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

         Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS' INNER CIRCLE FUND                                       USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

The summary of the inputs used as of June 30, 2011 in valuing the USFS Funds Limited Duration Government Fund's investments carried at fair value is as follows:


INVESTMENTS IN SECURITIES                  LEVEL 1         LEVEL 2         LEVEL 3          TOTAL
-------------------------                  -------         -------         -------          -----
U.S. Treasury Obligations ........       $      --      $ 15,007,104        $ --        $  15,007,104
U.S. Government Agency ...........
 Obligations                                    --        14,763,665          --           14,763,665
Small Business Administration ....              --        14,682,728          --           14,682,728
U.S. Government Agency
 Mortgage-Backed Obligations .....              --         8,175,416          --            8,175,416
Short-Term Investment ............       8,837,303                --          --            8,837,303
                                       -----------       -----------         ---        --------------
Total Investments in Securities ..     $ 8,837,303      $ 52,628,913        $ --         $ 61,466,216
                                       ============     ============        ====        ==============



As of June 30, 2011, all of the investments and the written options held in the USFS Funds Tactical Asset Allocation Fund are Level 1. For details of investment classifications, reference the Schedules of Investments.

During the six month period ended June 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities and there have been no significant transfers between Level 2 and Level 3 assets and liabilities. For the six month period ended June 30, 2011, there were no Level 3 securities. For the six month period ended June 30, 2011, there have been no significant changes to the Funds' fair valuation methodologies.

Federal Income Taxes -- It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Expenses -- Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders -- The USFS Funds Limited Duration Government Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The USFS Funds Tactical Asset Allocation Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually.

3. DERIVATIVE CONTRACTS:

In accordance with the authoritative guidance under U.S. GAAP, the Funds disclose: a) how and why they use derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect their financial position, financial performance and cash flows as follows:

The USFS Funds Tactical Asset Allocation Fund invests in financial options contracts that seek to protect a position within its portfolio through hedging techniques. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Transactions in option contracts written for the Tactical Asset Allocation Fund for the six month period ended June 30, 2011, were as follows:


                                        NUMBER OF
                                        CONTRACTS          PREMIUMS
                                        ---------        -----------
Outstanding at January 1, 2011 ......     (505)          $  (52,409)
Options written .....................   (2,340)            (300,830)
Options closed ......................    1,255              192,616
Options expired .....................    1,192              112,725
Options exercised ...................      158               13,628
                                        ---------        ----------
Outstanding at June 30, 2011 ........     (240)          $  (34,270)
                                        =========        ===========

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services and fees have been approved by and reviewed by the Board.

5. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for fees calculated at an annual rate of 0.12% of the Funds' first $1 billion of average daily net assets; 0.10% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.08% of the Funds' average daily net assets over $1.5 billion, subject to a minimum annual fee for the Funds of $90,000 per Fund and $15,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six month period ended June 30, 2011, the Funds each earned a credit of $4, which were used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

6. INVESTMENT ADVISORY AGREEMENT:

The Trust and Pennant Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.41% and 0.75% of each Fund's average daily net assets for the USFS Funds Limited Duration Government Fund and the USFS Funds Tactical Asset Allocation Fund, respectively. The Adviser had contractually agreed to waive its fee and other expenses in order to limit the USFS Funds Limited Duration Government Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets until December 14, 2010. Effective December 14, 2010, the Adviser agreed to voluntarily waive its fee and other expenses to limit operating expenses to 0.75% . The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses.

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended June 30, 2011, were as follows:


                                   PURCHASES             SALES AND MATURITIES
                        ------------------------------ -------------------------
                        U.S. GOVERNMENT                 U.S. GOVERNMENT
                           SECURITIES          OTHER      SECURITIES     OTHER
                        -------------------- --------- --------------- ---------
USFS Funds
 Limited Duration
 Government Fund ......   $160,243,114    $       --    $152,317,899  $  56,072
USFS Funds
 Tactical Asset
 Allocation Fund .....              --    10,355,258              --  8,031,357

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to paydowns and distribution reclassifications, have been reclassified to (from) the following accounts as of December 31, 2010:

                                     UNDISTRIBUTED NET          ACCUMULATED NET          PAID-IN
                                     INVESTMENT INCOME           REALIZED LOSS           CAPITAL
                                     -----------------          ---------------        ------------
USFS Funds Limited Duration
  Government Fund ...................    $17,787                   $(17,394)              $(393)
USFS Funds Tactical Asset
  Allocation Fund ...................      8,239                     (8,239)                 --


The tax character of dividends and distributions declared during the years ended December 31, 2010 and 2009 was as follows:


                                      ORDINARY           LONG TERM             RETURN
                                       INCOME           CAPITAL GAIN          OF CAPITAL           TOTAL
                                     ----------         ------------          ----------         -----------
USFS Funds Limited Duration
  Government Fund
  2010 ..........................    $ 994,797           $ 275,466            $   393            $1,270,656
  2009 ..........................    1,088,346             242,059                 --             1,330,405
USFS Funds Tactical Asset
  Allocation Fund
  2010 ..........................    $ 801,684           $      --            $   --              $ 801,684
  2009 ..........................       58,398                  --                --                 58,398


THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:


                                          USFS FUNDS                USFS FUNDS
                                       LIMITED DURATION           TACTICAL ASSET
                                       GOVERNMENT FUND           ALLOCATION FUND
                                       -----------------         ---------------
Undistributed Ordinary Income          $         --              $   192,609
Undistributed Long-Term
  Capital Gain                                   --                  358,785
Post-October Losses                        (117,477)                      --
Unrealized Appreciation                     176,026                2,135,245
Other Temporary Differences                      --                    9,520
                                       -------------             ------------
Accumulated Earnings                   $     58,549              $ 2,696,159
                                       -------------             ------------

Post-October losses represent losses realized on investment transactions from November 1, 2010 through December 31, 2010 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2011, were as follows:


                                                 AGGREGATE            AGGREGATE
                                                    GROSS                GROSS                   NET
                              FEDERAL            UNREALIZED           UNREALIZED             UNREALIZED
                             TAX COST           APPRECIATION          DEPRECIATION          APPRECIATION
                           ------------         -------------         -------------         ------------
USFS Funds
 Limited Duration
 Government Fund           $61,185,464          $ 368,350             $ (87,598)            $   280,752
USFS Funds
 Tactical Asset
 Allocation Fund            22,172,708          2,756,147              (113,829)              2,642,318


THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

9. CONCENTRATION OF RISK:

The market values of the USFS Funds Limited Duration Government Fund's investments will change in response to interest rate changes and other factors. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

10. OTHER:

At June 30, 2011, for the USFS Funds Limited Duration Government Fund, 93% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. At June 30, 2011, for the USFS Funds Tactical Asset Allocation Fund, 83% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                    USFS FUNDS
                                                                   JUNE 30, 2011
--------------------------------------------------------------------------------

11. NEW ACCOUNTING PRONOUNCEMENT:

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

12. SUBSEQUENT EVENTS:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                      USFS FUNDS
                                                                     (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                                      USFS FUNDS
                                                                     (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (concluded)
Note: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


                       BEGINNING       ENDING                   EXPENSES
                        ACCOUNT        ACCOUNT     ANNUALIZED     PAID
                         VALUE          VALUE       EXPENSE      DURING
                        01/01/11       06/30/11     RATIOS       PERIOD*
--------------------------------------------------------------------------------
USFS FUNDS LIMITED DURATION GOVERNMENT FUND
Actual Fund Return     $1,000.00      $1,003.90      0.75%    $   3.73
Hypothetical 5% Return  1,000.00       1,021.08      0.75%        3.76
--------------------------------------------------------------------------------
USFS FUNDS TACTICAL ASSET ALLOCATION FUND
Actual Fund Return     $1,000.00      $1,063.10      1.35%    $   6.90
Hypothetical 5% Return  1,000.00       1,018.11      1.35%        6.75
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
--------------------------------------------------------------------------------

                                   USFS FUNDS

                                P.O. Box 219009
                           Kansas City, MO 64121-2009

                                    ADVISER:
                            Pennant Management, Inc.
                             11270 West Park Place
                                   Suite 1025
                           Milwaukee, Wisconsin 53224

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004





         This information must be preceded or accompanied by a current prospectus for the Funds


USF-SA-001-0200

ITEM  2.    CODE  OF  ETHICS.

Not  applicable  for  semi-annual  report.

ITEM  3.    AUDIT  COMMITTEE  FINANCIAL  EXPERT.

Not  applicable  for  semi-annual  report.

ITEM  4.    PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

Not  applicable  for  semi-annual  report.

ITEM  5.    AUDIT  COMMITTEE  OF  LISTED  REGISTRANTS.

Not  applicable  to  open-end  management  investment  companies.

ITEM  6.    SCHEDULE  OF  INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not  applicable  to  open-end  management  investment  companies.

ITEM  8.    PORTFOLIO  MANAGERS  OF  CLOSED-END  MANAGEMENT  INVESTMENT
            COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not  applicable  to  open-end  management  investment  companies.

ITEM  10.   SUBMISSION  OF  MATTERS  TO  A  VOTE  OF  SECURITY  HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM  11.   CONTROLS  AND  PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS  12.  EXHIBITS.

(a)(1)  Not  applicable  for  semi-annual  report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The  Advisors'Inner  Circle  Fund


By (Signature and Title)*                      /s/ Philip T.  Masterson
                                               ---------------------------------
                                               Philip  T. Masterson,  President

Date: September 7, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ Philip T.  Masterson
                                                --------------------------------
                                                Philip  T. Masterson,  President

Date: September 7, 2011


By  (Signature  and  Title)*                    /s/ Michael  Lawson
                                                --------------------------------
                                                Michael  Lawson,Treasurer,
                                                Controller  &  CFO

Date: September 7, 2011



* Print the name and title of each signing officer under his or her signature.